Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Related Party Transactions	Amounts (paid) received by the Company for related party transactions for the periods indicated below were as follows:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Entities under Common Control (note 3)
Strategic and administrative service fees (i)	(37,018)	(35,218)	(31,280)
Management fee revenues (ii) (iii)	8,319	7,953	13,944
Restructuring charges (iii) (note 16)	(5,632)	(449)	(9,922)
(i)The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses in the Company’s consolidated statements of income. The Company’s executive officers are employees of the Entities under Common Control, and their compensation (other than any awards under the Company’s long-term incentive plan) is set and paid by the Entities under Common Control.
(ii)The Company receives management fees from Teekay for time spent on Teekay matters by employees of the Entities under Common Control.
(iii)The Company incurred restructuring charges of $5.6 million during the year ended December 31, 2024 in relation to changes made to certain members of the senior management team which were employed by the Entities under Common Control. The Company incurred restructuring charges of $0.4 million during the year ended December 31, 2023 in relation to organizational changes made to its commercial team employed by the Entities under Common Control. The Company incurred restructuring charges of $9.9 million during the year ended December 31, 2022 primarily related to the reorganization and realignment of resources of the Company's shared service functions and the separation of information technology systems associated with the Entities under Common Control following divestments by Teekay related to Teekay LNG Partners L.P. (now known as Seapeak LLC) in January 2022. For the year ended December 31, 2022, $8.1 million of these costs were recovered from Teekay and Teekay LNG and were recorded as part of revenues in the consolidated statement of income.